Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments
Schedule of investment balances

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Short-term investments
- Trading securities investments	6,776,400	5,210,000	750,396
Trust products	6,776,400	5,210,000	750,396
- Held-to-maturity investments	65,670,202	20,000,000	2,880,599
Trust products	15,640,080	20,000,000	2,880,599
Asset management plans	50,030,122	—	—

Total short-term investments	72,446,602	25,210,000	3,630,995
Long-term investments
- Held-to-maturity investments	44,859,168	—	—
Trust products	29,875,953	—	—
Asset management plans	5,146,575	—	—
Real estate funds	9,836,640	—	—

Investments at cost method	60,450,000	70,450,000	10,146,911

Total investments	177,755,770	95,660,000	13,777,906

Schedule of income on investments

	For year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Trust products	2,221,785	3,024,672	3,383,521
Asset management plans	5,066,018	5,022,717	4,383,407
Real estate funds	613,213	2,359,449	811,521

Total	7,901,016	10,406,838	8,578,449